Segment Financial Information	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Segment Financial Information

NOTE 19. SEGMENT FINANCIAL INFORMATION

The Company’s chief operating decision makers regularly reviews financial operating results on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company identified operating segments based on the responsibility of its chief operating decision makers and operate in and reports as a single operating segment, which is to care for its patients’ needs. For the periods presented, all of the Company’s long-lived assets were located in the United States, and all revenues were earned in the United States.